Capital and reserves - Narrative (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2015	Dec. 31, 2018
Disclosure of reserves within equity [line items]
Equity	[1]	$ 90,439		$ 85,568		$ 100,708			$ 101,548
Issue of perpetual hybrid bonds	[1]	924		11,861
Payments on issue of perpetual hybrid bonds	[1]	(499)		(89)
Profit (loss) for the year		8,487	[2]	(20,729)	[1]	4,190	[2]
Corporate bonds [Member]
Disclosure of reserves within equity [line items]
Payments on issue of perpetual hybrid bonds		$ (499)		(89)
Fixed interest rate [member] | Bottom of range [member]
Disclosure of reserves within equity [line items]
Coupons on hybrid bonds, fixed rate		3.25%
Fixed interest rate [member] | Top of range [member]
Disclosure of reserves within equity [line items]
Coupons on hybrid bonds, fixed rate		4.875%
Rosneft
Disclosure of reserves within equity [line items]
Ownership percentage in associate		19.75%						18.50%
Reserve of cash flow hedges [member]
Disclosure of reserves within equity [line items]
Equity		$ (851)		(708)		(752)			(777)
Reserve of cash flow hedges [member] | Rosneft
Disclosure of reserves within equity [line items]
Equity		651
Non-controlling interests, hybrid bonds [Member]
Disclosure of reserves within equity [line items]
Equity		13,041	[1]	12,076	[1]	0			0
Issue of perpetual hybrid bonds	[1]	950		11,909
Payments on issue of perpetual hybrid bonds	[1]	(492)		(89)
Profit (loss) for the year		507	[1]	256	[1]	0
Non-controlling interests, hybrid bonds [Member] | Corporate bonds [Member]
Disclosure of reserves within equity [line items]
Equity		12,081		12,076
Profit (loss) for the year		497		256
Non-controlling interests, hybrid bonds [Member] | Project specific bonds [Member]
Disclosure of reserves within equity [line items]
Equity		960
Issue of perpetual hybrid bonds		950
Profit (loss) for the year		10
Reserve of exchange differences on translation [member]
Disclosure of reserves within equity [line items]
Equity	[1]	(9,572)		$ (8,719)		$ (6,495)			$ (8,902)
Payments on issue of perpetual hybrid bonds	[1]	(7)
Reserve of exchange differences on translation [member] | Announcement of plan to discontinue operation [member]
Disclosure of reserves within equity [line items]
Equity		11,000
Reserve of exchange differences on translation [member] | Rosneft | Announcement of plan to discontinue operation [member]
Disclosure of reserves within equity [line items]
Equity		$ (11,000)

[1]	See Note 31 for further information.
[2]	See Note 31 for further information.